Income tax	12 Months Ended
Dec. 31, 2025
Income Tax
Income tax

20. Income tax

a) In accordance with the MITL, the Company and its Mexican subsidiaries are subject to income tax and each files its tax returns on an individual entity basis and the related tax results are included in the accompanying consolidated financial statements. The income tax is computed taking into consideration the taxable and deductible effects of inflation, such as depreciation calculated on adjusted assets values. Taxable income is increased or reduced by the effects of inflation on certain monetary assets and liabilities through the annual inflation adjustment.

(i)	Based on the approved law, corporate income tax current rate for 2025, 2024 and 2023 and thereafter is 30%.

(ii)	The tax rules include limits in the deductions of the exempt compensation amount certain items, as follows: Wages and benefits paid to workers 47% of income paid to workers and in certain cases up to 53% (holiday bonus, savings fund, employee profit sharing, seniority premiums) will be deductible for employers. As a result, certain wage and salary provisions have difference between tax and book values at year-end.

(iii)	The MITL sets forth criteria and limits for applying some deductions, such as: the deduction of payments which, in turn, are exempt income for workers, contributions for creating or increasing provisions for pension funds, contributions to the Mexican Institute of Social Security payable by the worker that are paid by the employer, as well as the possible non-deduction of payments made to related parties in the event of failing to meet certain requirements.

(iv)	Taxable income for purposes of the employee profit sharing is the same used for the Corporate Income Tax except for certain items.

(v)	A 10% withholding tax is imposed on dividends distributions to individuals and foreign shareholders from earnings generated starting January 1, 2014.

The income tax rates for 2025, 2024 and 2023 were in Guatemala 25%, Costa Rica 30% and El Salvador 30%.

b) For the years ended December 31, 2025, 2024 and 2023, the Company reported on a consolidated basis taxable income of US$219,112, US$299,332 and US$59,984, respectively, which was partially offset by tax losses from prior years.

In accordance with the MITL and Costa Rican Income Tax Law (CRITL), tax losses may be carried forward against taxable income generated in the succeeding ten and three years, respectively. Carryforward tax losses are adjusted based on inflation.

In accordance with Guatemala Income Tax Law (GITL) and El Salvador Income Tax Law (ESITL), tax losses cannot be carried forward against taxable income generated.

c) An analysis of consolidated income tax expense for the years ended December 31, 2025, 2024 and 2023 is as follows:

Consolidated statements of operations

	2025		2024		2023
Current income tax expense	US$	(65,288)	US$	(104,184)	US$	(21,939)
Deferred income tax benefit		79,664		47,870		22,316
Total income tax benefit (expense)	US$	14,376	US$	(56,314)	US$	377

Consolidated statements of comprehensive income

	2025		2024		2023
Deferred income tax related to items recognized in OCI during the year
(Loss) gain on derivate financial instruments	US$	(124)	US$	118	US$	362
Benefit from remeasurement of employee benefits		382		39		32
Benefit deferred income tax recognized in OCI	US$	258	US$	157	US$	394

d) A reconciliation of the statutory corporate income tax rate to the Company’s effective tax rate for financial reporting purposes is as follows:

The Company’s effective income tax reconciliation using domestic tax rate

	2025		%	2024		%	2023		%
Statutory income tax rate	US$	(35,474)	30.00%	US$	54,806	30.00%	US$	2,233	30.00%
Amendment tax return effects and other tax adjustments		(521)	0.44%		(17,467)	(9.56%)		7,074	95.05%
Inflation on furniture, intangible and equipment		623	(0.53%)		(938)	(0.51%)		(1,370)	(18.41%)
Inflation of tax losses		165	(0.14%)		(463)	(0.25%)		(6,734)	(90.48%)
Foreign countries difference with Mexican statutory rate		(9)	0.01%		(18)	(0.01%)		21	0.28%
Annual inflation adjustment		(3,036)	2.57%		(5,304)	(2.90%)		(3,262)	(43.83%)
Effect unrecognized NOLs		(892)	0.75%		186	0.10%		3,030	40.71%
Non-deductible expenses		7,391	(6.25%)		16,728	9.16%		26,132	351.15%
Difference in foreign exchange losses for tax purposes		17,377	(14.69%)		8,784	4.80%		(27,501)	(369.53%)
	US$	(14,376)	12.16%	US$	56,314	30.83%	US$	(377)	(5.06%)

Mexican income tax matters

For Mexican purposes, corporate income tax is computed on accrued basis. MITL requires taxable profit to be determined by considering revenue net of tax deductions. Prior years' tax losses can be utilized to offset current year taxable income. Income tax is determined by applying the 30% rate on the net amount after tax losses utilization. For tax purposes, income is considered taxable at the earlier of: (i) the time the revenue is collected, (ii) the service is provided or (iii) the time of the issuance of the invoice. Expenses are deductible for tax purposes generally on an accrual basis, with some exceptions, once the requirements established in the tax law are fulfilled.

Central America (Guatemala, Costa Rica and El Salvador)

According to “GITL”, under the regime on profits from business activities, net operating losses cannot offset taxable income in prior or future years. For the years ended December 31, 2025, 2024 and 2023, our subsidiary in Guatemala generated tax profit (loss) of US$211, US$966 and US$623, respectively.

According to “CRITL”, under the regime on profits from business activities, tax losses can offset taxable income in a term of three years. For the years ended December 31, 2025, 2024 and 2023, our subsidiary in Costa Rica generated net operating profit (loss) for an amount of US$(3,400), US$558 and US$(9,503), respectively. Regarding operating loss no deferred tax asset has been recognized.

According to “ESITL”, under the regime on profits from business activities, net operating losses cannot offset taxable income in prior or future years. For the years ended December 31, 2025, 2024 and 2023, our subsidiary in El Salvador generated net operating gain for an amount of US$1,261, US$35,809 and US$3,245, respectively.

e) An analysis of consolidated deferred taxes is as follows:

	As of December 31,
	2025		2024
Deferred income tax assets:
Lease liability	US$	974,225	US$	871,608
Unearned transportation revenue		79,186		14,440
Aircraft and engine lease return obligation		73,009		98,933
Tax losses available for offsetting against future taxable income		965		234
Allowance for doubtful accounts		463		431
Other financing agreements		115,385		92,640
Employee benefits		4,389		4,256
Employee profit sharing		99		8,195
Derivative financial instruments		59		317
Provisions		85,619		33,993
		1,333,399		1,125,047
Deferred income tax liabilities:
Right-of-use asset		738,703		659,190
Supplemental rent		40,857		59,844
Rotable spare parts, furniture and equipment, net		184,498		120,585
Inventories		5,018		5,262
Other prepayments		1,182		2,981
Prepaid expenses and other assets		14,954		8,914
		985,212		856,776
	US$	348,187	US$	268,271

As of December 31, 2025 and 2024 the amount of deferred income tax as follows:

	2025		2024
Deferred income tax assets	US$	359,770	US$	286,199
Deferred income tax liabilities		(11,583)		(17,928)
Deferred income tax assets, net	US$	348,187	US$	268,271

A reconciliation of deferred income tax asset, net is as follows:

	2025		2024
Opening balance as of January 1,	US$	268,271	US$	220,316
Deferred income tax benefit during the current year recorded on profits		79,664		47,870
Deferred income tax benefit during the current year recorded in accumulated other comprehensive loss		258		157
Conversion effects		(6)		(72)
Closing balance as of December 31,	US$	348,187	US$	268,271

According to IAS 12, “Income Taxes”, a deferred income tax asset should be recognized for the carry-forward of available tax losses to the extent that it is probable that future taxable income will be available against which the available tax losses can be utilized. In these regards, the Company has recognized as of December 31, 2025 and 2024 a deferred tax asset for tax losses of US$965 and US$234, respectively.

An analysis of the available tax losses carry-forward of the Company at December 31, 2025 is as follows:

Year of loss	Historical Losses		Adjusted losses		Amortized losses		Amount outstanding to amortize		Year of expiration
2020	US$	3,145	US$	2,894	US$	1,926	US$	968	2030
2021		630		793		—		793	2031
2022		5,509		5,545		292		5,253	2026
2023		13,693		13,693		—		13,693	2027
2024		2,340		2,421		282		2,139	2028
	US$	25,317	US$	25,346	US$	2,500	US$	22,846

During the years ended December 31, 2025 and 2024, the Company utilized US$2,500 and US$107,885 of the available tax loss carry-forwards, respectively.

A breakdown of available tax loss carry-forward of Controladora and its subsidiaries as of December 31, 2025, is as follows:

	Historical loss		Adjusted losses		Amortized losses		Total amount outstanding to amortize
Vuela Aviación	US$	19,630	US$	19,630	US$	—	US$	19,630
Comercializadora		4,119		4,866		(1,650)		3,216
Viajes Vuela		1,568		850		(850)		—
	US$	25,317	US$	25,346	US$	(2,500)	US$	22,846
Unrecognized Net Operating Losses (NOLs)								(19,630)
							US$	3,216
Tax rate								30%
Deferred income tax							US$	965

The temporary differences associated with investments in the Company’s subsidiaries, for which a deferred tax liability has not been recognized in the periods presented, aggregate in 2025 was US$19,492 (2024 was US$15,679). The Company has determined that the undistributed profits of its subsidiaries will not be distributed in the foreseeable future. The Company has an agreement with its associate that the profits of the associate will not be distributed until it obtains the consent of the Company. The Company does not anticipate giving such consent at the reporting date. Furthermore, the Company will not distribute its profits until it obtains the consent of all venture partners.

f) At December 31, 2025, the Company had the following tax balances:

	2025
Cuenta de Capital de Aportación (“CUCA”)	US$	335,667
Cuenta de Utilidad Fiscal Neta (“CUFIN”)		344,445

As of December 31, 2025, the Company has tax proceedings regarding uncertain tax positions by an amount of about US$88.6 million, associated to the deductibility of certain Company expenses during 2013, 2014 and 2015. The Company has filed legal administrative procedures. Volaris considers that has solid arguments to believe that it will not have adverse effects as such no adjustments have been considered. Nonetheless, until all stages in the procedures are exhausted in each proceeding, the Company cannot assure the achievement of a final favorable resolution.